Marketable Investments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	0 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Nov. 15, 2013 Agreement To Purchase Senior Secured Notes [Member]	Nov. 15, 2013 Agreement To Purchase Senior Secured Notes [Member]	Jul. 09, 2013 Agreement To Purchase Senior Secured Notes [Member]	Jun. 30, 2014 Agreement To Purchase Senior Secured Notes [Member]	Jul. 09, 2013 Agreement To Purchase Senior Secured Notes [Member] Tribute [Member]	Jun. 30, 2014 Agreement To Purchase Senior Secured Notes [Member] Revenue [Member]	Dec. 31, 2013 Agreement To Purchase Senior Secured Notes [Member] Revenue [Member]
Note3MarketableInvestmentsDetailsLineItems [Line Items]
Senior Notes								$ 3,000		$ 100,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)								11.50%
Paid-in-Kind Interest					(119)	119	119
Cash Interest Reserve Created at Close								4,500
Investment Income, Interest	87		178		166				88		178	166
Proceeds from Sale of Available-for-sale Securities			0		0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities			$ 0		$ 0